Document and Entity Information	Feb. 02, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001822691
Document Type	8-K/A
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	GREENLIGHT BIOSCIENCES HOLDINGS, PBC
Entity Incorporation State Country Code	DE
Entity File Number	001-39894
Entity Tax Identification Number	85-1914700
Entity Address, Address Line One	200 Boston Avenue
Entity Address, Address Line Two	Suite 3100
Entity Address, City or Town	Medford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02155
City Area Code	(617)
Local Phone Number	616-8188
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This amendment to Current Report on Form 8-K (this “Form 8-K/A”) updates and amends the Current Report on Form 8-K (the “Original Form 8-K”) filed on February 7, 2022 by GreenLight Biosciences Holdings, PBC (“New GreenLight”) solely to provide supplemental financial information that was not required to be included in the Original Form 8-K but that relates to financial periods that concluded before the consummation of the transactions reported in the Original Form 8-K.
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	GRNA
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	GRNAW
Security Exchange Name	NASDAQ